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Form N-23C-1
Report for Calendar month Ending July 31, 2003

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Swiss Helvetia Fund, Inc
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                                                                     Approximate asset value
                                        Number of                    or approximate asset
Date of each     Identification of      shares        Price per      coverage per share at        Name of Seller or
transaction      each security          purchased     share          time of purchase             of Sellers Broker
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
                 Swiss Helvetia
                 Fund-(Cusip-
 07/31/03        870875101)              1,000          10.56               12.72                    NYSE

Total                                    1,000
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